Leases (Schedule of Future Minimum Rent from Lessee for Ground Leases) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Nine months ending December 31, 2019	$ 402
2020	536
2021	536
2022	536
2023	536
Thereafter	70,165
Total undiscounted rental payments	72,711
Less imputed interest	(63,961)
Total operating lease liabilities	$ 8,750	$ 0